Note 17 - Financial Instruments (Details 2)	12 Months Ended
Nov. 30, 2017 CAD
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	CAD 4,569,765
Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	3,124,406
Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	40,805
Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	40,805
Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	1,363,749
Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	0
Accounts Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	2,060,084
Accounts Payable [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	2,060,084
Accounts Payable [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accounts Payable [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accounts Payable [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accounts Payable [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	782,369
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	782,369
Accrued Liabilities [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Accrued Liabilities [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	0
Employee Costs Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	214,980
Employee Costs Payable [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	214,980
Employee Costs Payable [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Employee Costs Payable [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Employee Costs Payable [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Employee Costs Payable [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	0
Unsecured Convertible Debentures [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	1,512,332
Unsecured Convertible Debentures [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	66,973
Unsecured Convertible Debentures [Member] | Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	40,805
Unsecured Convertible Debentures [Member] | Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	40,805
Unsecured Convertible Debentures [Member] | Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	1,363,749
Unsecured Convertible Debentures [Member] | Greater Than One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	CAD 0